Consolidated Statement of Financial Position (unaudited) - SEK (kr) kr in Millions		Jun. 30, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	[1]	kr 5,589	kr 5,219
Treasuries/government bonds		16,480	4,150
Other interest-bearing securities except loans		51,693	52,843
Loans in the form of interest-bearing securities		51,250	48,726
Loans to credit institutions		21,201	13,529
Loans to the public		207,479	224,354
Derivatives		6,761	10,643
Shares		6	20
Tangible and intangible assets		184	178
Deferred tax asset			1
Other assets		12,524	286
Prepaid expenses and accrued revenues		7,086	8,145
Total assets		380,253	368,094
Liabilities and equity
Borrowing from credit institutions		4,316	8,607
Debt securities issued		326,345	316,388
Derivatives		9,279	5,227
Deferred tax liability		11
Other liabilities		8,867	4,490
Accrued expenses and prepaid revenues		7,743	8,798
Provisions		10	12
Total liabilities		356,571	343,522
Share capital		3,990	3,990
Reserves		250	204
Retained earnings		19,442	20,378
Total equity	[2]	23,682	24,572
Total liabilities and equity		kr 380,253	kr 368,094

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date.
[2]	The entire equity is attributable to the shareholder of the Parent Company.